Asset Retirement Obligation ("ARO")	12 Months Ended
Dec. 31, 2021
Assets Held For Sale
Asset Retirement Obligation ("ARO")

13. Asset Retirement Obligation ("ARO")

The following table summarizes changes in the Company’s ARO (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$4,785	$4,374
Accretion expense	408	374
Changes in estimates	—	37
Balance, end of period	$5,193	$4,785

During the year ended December 31, 2021, the Company did not incur any additional reclamation obligations associated with additional disturbances, or other regulatory requirements. The Company estimates that no significant reclamation expenditures associated with the ARO will be made until 2047 and that reclamation work will be completed by the end of 2065. During the year ended December 31, 2021, there were no events or changes to the Company’s regulatory environment or new or additional disturbances that would require a change to the Company’s ARO due to changes in estimates. As a result, the Company did not record any adjustments to the ARO.